General and administrative costs	3 Months Ended
Mar. 31, 2024
General and administrative costs
General and administrative costs	17. General and administrative costs General and administrative costs amount to € 3,452,000 for the three month period ended March 31, 2024 (three month period ended March 31, 2023: € 4,026,000).